Quarterly Holdings Report
for

Fidelity Freedom® Blend 2010 Fund

June 30, 2019

FBF-Y10-QTLY-0819
1.9892463.100

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 22.3%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	109,483	$1,668,516
Fidelity Series Commodity Strategy Fund (a)	266,340	1,254,463
Fidelity Series Large Cap Growth Index Fund (a)	123,151	1,298,012
Fidelity Series Large Cap Stock Fund (a)	86,992	1,303,142
Fidelity Series Large Cap Value Index Fund (a)	189,053	2,436,891
Fidelity Series Small Cap Opportunities Fund (a)	47,752	665,659
Fidelity Series Value Discovery Fund (a)	60,278	773,970
TOTAL DOMESTIC EQUITY FUNDS
(Cost $9,199,028)		9,400,653

International Equity Funds - 15.4%
Fidelity Series Canada Fund (a)	17,309	189,014
Fidelity Series Emerging Markets Fund (a)	24,656	236,944
Fidelity Series Emerging Markets Opportunities Fund (a)	111,518	2,128,884
Fidelity Series International Growth Fund (a)	96,752	1,575,114
Fidelity Series International Index Fund (a)	42,335	430,543
Fidelity Series International Small Cap Fund (a)	23,490	381,244
Fidelity Series International Value Fund (a)	160,475	1,545,375
Fidelity Series Overseas Fund (a)	0	3
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $6,276,919)		6,487,121

Bond Funds - 47.1%
Fidelity Series Corporate Bond Fund (a)	259,741	2,729,876
Fidelity Series Emerging Markets Debt Fund (a)	30,431	296,090
Fidelity Series Floating Rate High Income Fund (a)	6,711	62,414
Fidelity Series Government Bond Index Fund (a)	356,360	3,723,962
Fidelity Series High Income Fund (a)	33,080	314,923
Fidelity Series Inflation-Protected Bond Index Fund (a)	398,268	3,986,659
Fidelity Series Investment Grade Bond Fund (a)	344,741	3,940,385
Fidelity Series Investment Grade Securitized Fund (a)	264,821	2,740,895
Fidelity Series Long-Term Treasury Bond Index Fund (a)	203,313	1,892,844
Fidelity Series Real Estate Income Fund (a)	17,680	196,076
TOTAL BOND FUNDS
(Cost $19,281,674)		19,884,124

Short-Term Funds - 15.2%
Fidelity Cash Central Fund 2.42% (b)	49	49
Fidelity Series Government Money Market Fund 2.44% (a)(c)	1,299,231	1,299,231
Fidelity Series Short-Term Credit Fund (a)	122,354	1,229,662
Fidelity Series Treasury Bill Index Fund (a)	388,850	3,884,616
TOTAL SHORT-TERM FUNDS
(Cost $6,401,985)		6,413,558
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $41,159,606)		42,185,456
NET OTHER ASSETS (LIABILITIES) - 0.0%		(9,550)
NET ASSETS - 100%		$42,175,906

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$110,318	$1,713,367	$196,737	$--	$7,671	$33,897	$1,668,516
Fidelity Series Canada Fund	11,003	180,447	10,450	--	216	7,798	189,014
Fidelity Series Commodity Strategy Fund	62,328	1,256,675	38,707	--	(534)	(25,299)	1,254,463
Fidelity Series Corporate Bond Fund	168,370	2,591,511	132,681	24,512	887	101,789	2,729,876
Fidelity Series Emerging Markets Debt Fund	18,543	287,578	13,676	4,362	(72)	3,717	296,090
Fidelity Series Emerging Markets Fund	14,121	236,756	8,379	--	(217)	(5,337)	236,944
Fidelity Series Emerging Markets Opportunities Fund	127,972	2,039,245	75,265	--	(2,011)	38,943	2,128,884
Fidelity Series Floating Rate High Income Fund	3,929	60,457	2,108	924	--	136	62,414
Fidelity Series Government Bond Index Fund	231,155	3,636,375	242,907	21,882	2,165	97,174	3,723,962
Fidelity Series Government Money Market Fund 2.44%	79,094	1,269,043	48,906	7,472	--	--	1,299,231
Fidelity Series High Income Fund	28,548	302,523	19,469	4,939	124	3,197	314,923
Fidelity Series Inflation-Protected Bond Index Fund	248,837	3,818,595	179,665	4,037	1,216	97,676	3,986,659
Fidelity Series International Growth Fund	92,485	1,476,832	86,028	--	3,237	88,588	1,575,114
Fidelity Series International Index Fund	24,205	412,706	17,771	--	(87)	11,490	430,543
Fidelity Series International Small Cap Fund	24,137	368,075	22,471	--	595	10,908	381,244
Fidelity Series International Value Fund	91,246	1,484,620	64,264	--	1,037	32,736	1,545,375
Fidelity Series Investment Grade Bond Fund	246,122	3,810,414	218,118	30,512	1,396	100,571	3,940,385
Fidelity Series Investment Grade Securitized Fund	173,652	2,661,408	144,161	20,285	906	49,090	2,740,895
Fidelity Series Large Cap Growth Index Fund	86,369	1,320,426	155,093	1,659	2,737	43,573	1,298,012
Fidelity Series Large Cap Stock Fund	85,985	1,334,688	133,682	9,072	2,770	13,381	1,303,142
Fidelity Series Large Cap Value Index Fund	161,014	2,455,604	248,927	--	5,460	63,740	2,436,891
Fidelity Series Long-Term Treasury Bond Index Fund	133,456	2,004,003	376,508	14,176	17,486	114,407	1,892,844
Fidelity Series Overseas Fund	--	3	--	--	--	--	3
Fidelity Series Real Estate Income Fund	12,475	189,962	9,423	2,744	214	2,848	196,076
Fidelity Series Short-Term Credit Fund	79,524	1,191,240	52,027	8,429	58	10,867	1,229,662
Fidelity Series Small Cap Opportunities Fund	42,953	659,268	54,318	--	1,635	16,121	665,659
Fidelity Series Treasury Bill Index Fund	235,082	3,799,215	149,673	23,947	(117)	109	3,884,616
Fidelity Series Value Discovery Fund	50,945	775,563	68,236	--	930	14,768	773,970
Total	$2,643,868	$41,336,599	$2,769,650	$178,952	$47,702	$926,888	$42,185,407

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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